Stockholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders’ Equity [Abstract]
Schedule of Warrant Transactions

The following table summarizes the Company’s warrant transactions during the quarter ended March 31, 2025, and year ended December 31, 2024:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at year ended December 31, 2023	87,500,000	$0.091
Granted	-	-
Exercised	-	-
Expired	(17,500,000)	-0.055
Outstanding at year ended December 31, 2024	70,000,000	$0.100
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding at quarter ended March 31, 2025	70,000,000	$0.100

The following table summarizes the Company’s warrant transactions during the year ended December 31, 2024, and year ended December 2023:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at year ended December 31, 2022	103,500,000	$0.082
Granted	-	-
Exercised	-	-
Expired	(16,000,000)	-0.03
Outstanding at year ended December 31, 2023	87,500,000	$0.091
Granted	-	-
Exercised	-	-
Expired	(17,500,000)	-0.055
Outstanding at year ended December 31, 2024	70,000,000	$0.100